CAPITAL STOCK - Stock Options Outstanding and Exercisable (Details)	12 Months Ended
	Dec. 31, 2020 shares $ / shares	Dec. 31, 2019 shares $ / shares	Dec. 31, 2018 shares $ / shares	Dec. 31, 2017 shares $ / shares
Disclosure of range of exercise prices of outstanding share options [line items]
Options outstanding, Number (in shares) | shares	2,449,222	1,010,901	1,009,793	834,375
Options outstanding, Weighted average contractual life (years)	5 years 10 months 20 days	5 years 3 days	3 years 6 months 3 days
Options outstanding, Weighted average exercise price (in CDN per share)	$ 11.25	$ 16.49	$ 14.59	$ 12.29
Options exercisable, Number (in shares) | shares	588,078	478,473	766,875
Options exercisable, Weighted average exercise price (in CDN per share)	$ 15.78	$ 13.90	$ 12.32
$12.04 to $12.14
Disclosure of range of exercise prices of outstanding share options [line items]
Options outstanding, Number (in shares) | shares			386,250
Options outstanding, Weighted average contractual life (years)			2 years 2 months 4 days
Options outstanding, Weighted average exercise price (in CDN per share)			$ 12.05
Options exercisable, Number (in shares) | shares			386,250
Options exercisable, Weighted average exercise price (in CDN per share)			$ 12.05
$12.04 to $12.14 | Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price (in CDN per share)			12.04
$12.04 to $12.14 | Top of range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price (in CDN per share)			$ 12.14
$12.55 to $14.34
Disclosure of range of exercise prices of outstanding share options [line items]
Options outstanding, Number (in shares) | shares			380,625
Options outstanding, Weighted average contractual life (years)			2 years 10 months 17 days
Options outstanding, Weighted average exercise price (in CDN per share)			$ 12.59
Options exercisable, Number (in shares) | shares			380,625
Options exercisable, Weighted average exercise price (in CDN per share)			$ 12.59
$12.55 to $14.34 | Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price (in CDN per share)			12.55
$12.55 to $14.34 | Top of range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price (in CDN per share)			14.34
$21.76
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price (in CDN per share)	$ 21.76	$ 21.76	$ 21.76
Options outstanding, Number (in shares) | shares	233,057	242,918	242,918
Options outstanding, Weighted average contractual life (years)	4 years 8 months 15 days	5 years 7 months 9 days	6 years 7 months 9 days
Options outstanding, Weighted average exercise price (in CDN per share)	$ 21.76	$ 21.76	$ 21.76
Options exercisable, Number (in shares) | shares	152,084	80,973	0
Options exercisable, Weighted average exercise price (in CDN per share)	$ 21.76	$ 21.76	$ 0
$12.04 to $12.55
Disclosure of range of exercise prices of outstanding share options [line items]
Options outstanding, Number (in shares) | shares	320,000	397,500
Options outstanding, Weighted average contractual life (years)	2 years 9 months 25 days	3 years 1 month 17 days
Options outstanding, Weighted average exercise price (in CDN per share)	$ 12.30	$ 12.30
Options exercisable, Number (in shares) | shares	320,000	397,500
Options exercisable, Weighted average exercise price (in CDN per share)	$ 12.30	$ 12.30
$12.04 to $12.55 | Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price (in CDN per share)	12.04	12.04
$12.04 to $12.55 | Top of range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price (in CDN per share)	12.55	12.55
$17.54
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price (in CDN per share)	$ 17.54	$ 17.54
Options outstanding, Number (in shares) | shares	362,982	370,483
Options outstanding, Weighted average contractual life (years)	5 years 8 months 1 day	6 years 7 months 13 days
Options outstanding, Weighted average exercise price (in CDN per share)	$ 17.54	$ 17.54
Options exercisable, Number (in shares) | shares	115,994	0
Options exercisable, Weighted average exercise price (in CDN per share)	$ 17.54	$ 0
$7.94
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price (in CDN per share)	$ 7.94
Options outstanding, Number (in shares) | shares	1,533,183
Options outstanding, Weighted average contractual life (years)	6 years 9 months 3 days
Options outstanding, Weighted average exercise price (in CDN per share)	$ 7.94
Options exercisable, Number (in shares) | shares	0
Options exercisable, Weighted average exercise price (in CDN per share)	$ 0